Investments in subsidiaries, associates, and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments In Subsidiaries Associates And Joint Ventures
Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
			December 31,		Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	2022	2021	2022	2021	2020	2022	2021	2020
Iron Solutions
Baovale Mineração S.A.	50.00	50.00	24	21	3	4	1	-	1	-
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	80	51	37	46	8	17	33	34
Companhia Hispano-Brasileira de Pelotização	50.89	50.00	48	38	18	1	11	6	7	27
Companhia Ítalo-Brasileira de Pelotização	50.90	50.00	62	48	31	40	10	24	23	23
Companhia Nipo-Brasileira de Pelotização	51.00	50.00	145	129	52	40	8	59	8	32
MRS Logística S.A.	48.16	47.09	509	418	81	75	34	14	9	22
Samarco Mineração S.A. (note 25)	50.00	50.00	-	-	-	-	-	-	-	-
VLI S.A.	29.60	29.60	428	408	(9)	(40)	(22)	-	-	2
			1,296	1,113	213	166	50	120	81	140
Energy Transition Materials
Korea Nickel Corp.	25.00	25.00	-	17	3	1	-	-	-	-
			-	17	3	1	-	-	-	-
Other
Aliança Geração de Energia S.A.	55.00	55.00	340	367	31	53	28	34	25	24
Aliança Norte Energia Participações S.A.	51.00	51.00	106	105	(7)	(4)	(8)	-	-	-
California Steel Industries, Inc.	50.00	50.00	-	-	-	228	(7)	65	84	-
Companhia Siderúrgica do Pecém	50.00	50.00	-	99	-	56	(131)	-	-	-
Mineração Rio do Norte S.A.	40.00	40.00	-	-	-	(5)	(3)	-	-	9
Other			56	50	6	(1)	(5)	-	-	-
			502	621	30	327	(126)	99	109	33
Equity results in associates and joint ventures			1,798	1,751	246	494	(76)	219	190	173
Other results in associates and joint ventures			-	-	59	(1,765)	(944)	-	-	-
Equity results and other results in associates and joint ventures			1,798	1,751	305	(1,271)	(1,020)	219	190	173

Schedule of changes in investments in associates and joint ventures

	Notes	2022	2021
Balance at January 1,		1,751	2,031
Capital contribution to CSP		-	42
Equity results in income statement		246	494
Dividends declared		(186)	(228)
Translation adjustment		116	(128)
Impairment of CSP	16(d)	(111)	-
Transfer the equity results to discontinued operations	16(a)	-	(26)
Transfer of CSI to assets held for sale	16(c)	-	(377)
Other		(18)	(57)
Balance at December 31,		1,798	1,751

Summarized financial information about relevant associates and joint ventures

	December 31, 2022
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	140	-	827	497	387	760
Non-current assets	921	209	2,709	328	2,398	3,649
Total assets	1,061	209	3,536	825	2,785	4,409

Current liabilities	161	-	491	164	509	810
Non-current liabilities	282	1	2,450	1	1,219	2,153
Total liabilities	443	1	2,941	165	1,728	2,963
Equity	618	208	595	660	1,057	1,446

Net revenue	215	-	2,399	420	1,083	1,376
Net income (loss)	57	(13)	387	272	169	(29)

	December 31, 2021
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	112	-	566	425	497	494
Non-current assets	824	206	2,615	267	1,910	3,550
Total assets	936	206	3,181	692	2,407	4,044

Current liabilities	46	-	438	166	447	580
Non-current liabilities	223	-	2,545	1	1,092	2,085
Total liabilities	269	-	2,983	167	1,539	2,665
Equity	667	206	198	525	868	1,379

Net revenue	185	-	2,242	396	820	1,109
Net income (loss)	96	(7)	891	250	155	(136)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

Schedule of material consolidated entities in each business segment

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	70.0%	70.0%	30.0%
Associates and joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Aliança Norte Energia Participações S.A.	Brazil	Energy	51.0%	51.0%	49.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pellets	50.9%	50.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pellets	50.9%	50.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pellets	51.0%	50.0%	49.0%
Samarco Mineração S.A.	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Siderúrgica do Pecém	Brazil	Steel industry	50.0%	50.0%	50.0%
Mineração Rio do Norte S.A.	Brazil	Bauxite	40.0%	40.0%	60.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	47.1%	51.8%
VLI S.A.	Brazil	Logistics	29.6%	29.6%	70.4%

Summarized financial information of noncontrolling interest

	December 31, 2022
	PTVI	Vale Oman Pelletizing (note 16n)	Other	Total
Current assets	853	84	-	-
Non-current assets	2,147	581	-	-
Related parties – Shareholders	113	81	-	-
Total assets	3,113	746	-	-

Current liabilities	183	96	-	-
Non-current liabilities	249	149	-	-
Related parties – Shareholders	-	297	-	-
Total liabilities	432	542	-	-

Equity	2,681	204	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,492	61	(62)	1,491

Net income	181	29	-	-
Net income (loss) attributable to noncontrolling interests	101	9	(28)	82

Dividends paid to noncontrolling interests	-	12	-	12

	December 31, 2021
	PTVI	Vale Moçambique	Vale Oman Pelletizing	Other	Total
Current assets	771	420	92	-	-
Non-current assets	1,875	195	633	-	-
Related parties – Shareholders	82	6	25	-	-
Total assets	2,728	621	750	-	-

Current liabilities	174	224	97	-	-
Non-current liabilities	70	74	157	-	-
Related parties – Shareholders	-	12,072	296	-	-
Total liabilities	244	12,370	550	-	-

Equity (negative reserves)	2,484	(11,749)	200	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	-	-
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	-	12	-	30